Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Sundry creditors (i)	$ 470,046	$ 244,635
Payment transactions - other (ii)	262,008	204,426
Credit card expected credit loss (note 13) (iii)	44,679	29,490
Intermediation of securities	15,570	20,896
Payables to insurers	12,190	16,634
Third parties funds in transit (iv)	41,587	35,179
Other liabilities (v)	120,842	70,352
Total	$ 966,922	$ 621,612